CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	$ (14,596)	¥ (101,621)	¥ (42,296)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	383	2,664	3,144
Share of net loss (gain) in equity method investments	(27)	(190)	441
Bad debt expense	41	285	452
(Gains) losses on disposal of land use rights and property and equipment	1	4	(4,955)
Foreign exchange loss, net	594	4,133	2,473
Share-based compensation	4,719	32,855	7,936
Fair value loss on convertible loans	761	5,296	784
Inventory provision	44	304
impairment charges	190	1,320	0
Changes in operating assets and liabilities:
Advances to suppliers	246	1,714	(1,646)
Accounts receivable	185	1,286	(1,095)
Inventories	(80)	(555)	178
Amounts due from related parties	(41)	(286)	13
Other current assets	(413)	(2,875)	670
Other assets	66	462	(231)
Accounts payable	26	182	(843)
Amounts due to related parties	152	1,060	960
Advance from customers	(269)	(1,863)	2,328
Accrued expenses and other current liabilities	1,183	8,233	1,412
Other long-term liabilities	(132)	(920)	(784)
Deferred tax liabilities	(13)	(88)	(88)
Net cash used in operating activities	(6,980)	(48,600)	(31,147)
Investing activities:
Purchase of property and equipment	(401)	(2,790)	(2,417)
Purchases of intangible assets	(53)	(371)	(430)
Proceeds from disposal of land use rights			5,257
Cash paid for business combination, net of cash acquired			(3,540)
Proceeds from short-term investments	3,006	20,929	12,000
Purchases of short-term investments	(3,006)	(20,929)	(12,000)
Purchases of long-term investments	(43)	(300)	(1,550)
Net cash used in investing activities	(497)	(3,461)	(2,680)
Financing activities:
Proceeds from short-term borrowings	3,490	24,300	26,645
Repayment of short-term borrowings	(2,629)	(18,300)	(14,700)
Repayment of related party loan	(22)	(150)	(350)
Capital contribution from noncontrolling interest holders	88	610
Advance from investors			25,000
Repurchase of shares			(728)
Proceeds from issuance of ordinary shares	6,838	47,602	404
Payment for initial public offering costs	(1,143)	(7,954)
Net cash generated from financing activities	6,622	46,108	36,271
Effect of exchange rate changes on cash and cash equivalents	(116)	(809)	(969)
Net increase (decrease) in cash and cash equivalents	(971)	(6,762)	1,475
Cash and cash equivalents at beginning of year	1,851	12,887	11,412
Cash and cash equivalents at end of year	880	6,125	12,887
Supplemental disclosure of cash flow information:
Interest paid	148	1,028	891
Supplemental disclosure of non-cash investing and financing activities:
Purchase of ordinary shares when registered included in advance from investors	3,591	25,000	2,157
Purchase of property and equipment included in accrued expenses and other current liabilities	$ 2	¥ 15	¥ 28